Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net balances at beginning of the year	₱ 14,583	₱ 18,007
Movement charged directly to other comprehensive income (loss)	663	60
Provision for deferred income tax	(3,710)	(3,401)	₱ (1,206)
Others	(29)	(83)
Net balances at end of the year	₱ 11,507	₱ 14,583	₱ 18,007